SUBSEQUENT EVENTS (Details) - Subsequent Events ¥ in Thousands	1 Months Ended	4 Months Ended
	Mar. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥) subsidiary
SUBSEQUENT EVENTS
Aggregate purchase price under asset acquisition	¥ 1,370,000
Facility Agreement with various third party banks
SUBSEQUENT EVENTS
Number of subsidiaries that obtained credit facility agreements | subsidiary		5
Financing credit facilities		¥ 1,105,000